Inventory (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventory
Raw materials	€ 1,315	€ 1,080
Work in progress	1,851	2,546
Finished goods	1,494	1,090
Total Inventory	4,660	4,716
Expenses for inventory write-offs	€ 0	€ 0